Leases (Additional Information) (Details) - Fiscal Year 2025 [Member] $ in Thousands	Sep. 30, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Future aggregate undiscounted payments	$ 80,000
Lease term	10 years